Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	940,193,312.74	39,532
Yield Supplement Overcollateralization Amount 11/30/24	70,324,143.39	0
Receivables Balance 11/30/24	1,010,517,456.13	39,532
Principal Payments	37,867,079.96	856
Defaulted Receivables	1,527,237.86	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	66,703,017.41	0
Pool Balance at 12/31/24	904,420,120.90	38,632

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.74%
Prepayment ABS Speed	1.84%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,790,053.93	402
Past Due 61-90 days	3,263,832.48	115
Past Due 91-120 days	1,193,129.49	40
Past Due 121+ days	0.00	0
Total	15,247,015.90	557

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	629,720.18
Aggregate Net Losses/(Gains) - December 2024	897,517.68
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.07%
Prior Net Losses/(Gains) Ratio	0.63%
Second Prior Net Losses/(Gains) Ratio	1.08%
Third Prior Net Losses/(Gains) Ratio	0.68%
Four Month Average	0.87%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	8,139,781.09
Actual Overcollateralization	8,139,781.09
Weighted Average Contract Rate	7.39%
Weighted Average Contract Rate, Yield Adjusted	10.93%
Weighted Average Remaining Term	55.55

Flow of Funds	$ Amount
Collections	44,700,778.24
Investment Earnings on Cash Accounts	32,535.69
Servicing Fee	(842,097.88)
Transfer to Collection Account	-
Available Funds	43,891,216.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,835,799.30
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	8,811,452.03
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,139,781.09
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,353,971.13

Total Distributions of Available Funds	43,891,216.05

Servicing Fee	842,097.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	931,731,572.93
Principal Paid	35,451,233.12
Note Balance @ 01/15/25	896,280,339.81

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2a
Note Balance @ 12/16/24	167,062,577.79
Principal Paid	16,546,666.57
Note Balance @ 01/15/25	150,515,911.22
Note Factor @ 01/15/25	75.2579556%

Class A-2b
Note Balance @ 12/16/24	190,868,995.14
Principal Paid	18,904,566.55
Note Balance @ 01/15/25	171,964,428.59
Note Factor @ 01/15/25	75.2579556%

Class A-3
Note Balance @ 12/16/24	428,500,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	428,500,000.00
Note Factor @ 01/15/25	100.0000000%

Class A-4
Note Balance @ 12/16/24	89,800,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	89,800,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	37,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	37,000,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	18,500,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	18,500,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,086,011.80
Total Principal Paid	35,451,233.12
Total Paid	39,537,244.92

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	762,919.11
Principal Paid	16,546,666.57
Total Paid to A-2a Holders	17,309,585.68

Class A-2b
SOFR Rate	4.59757%
Coupon	5.02757%
Interest Paid	799,672.69
Principal Paid	18,904,566.55
Total Paid to A-2b Holders	19,704,239.24

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3157606
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.7683463
Total Distribution Amount	32.0841069

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.8145956
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	82.7333329
Total A-2a Distribution Amount	86.5479285

A-2b Interest Distribution Amount	3.4996617
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	82.7333328
Total A-2b Distribution Amount	86.2329945

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	248.55
Noteholders' Third Priority Principal Distributable Amount	521.84
Noteholders' Principal Distributable Amount	229.61

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	3,080,896.88
Investment Earnings	11,542.72
Investment Earnings Paid	(11,542.72)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88